ING PARTNERS, INC.

                       SUPPLEMENT DATED NOVEMBER 12, 2003
               TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 2003

The information in this Supplement updates and amends certain information contained in the May 1, 2003 SAI of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the SAI.
          ___________________________________________________________


THE TABLE FOUND UNDER THE HEADING "MANAGEMENT OF THE FUND" HAS BEEN REPLACED WITH THE FOLLOWING:

                             MANAGEMENT OF THE FUND

The investments and administration of the Fund are under the direction of the Board of Directors. The Directors and executive officers of the Fund and their principal occupations for the past five years are listed below.

NAME, ADDRESS            TERM OF OFFICE(1)     POSITION(S)        PRINCIPAL OCCUPATION(S)                NUMBER OF        OTHER
AND AGE                  AND LENGTH OF         HELD WITH FUND     DURING PAST FIVE YEARS                 PORTFOLIOS       DIRECTOR-
                         TIME SERVED                                                                     OVERSEEN         SHIPS HELD
DISINTERESTED
DIRECTORS:

John V. Boyer**          Indefinite;           Director           Executive Director, The Mark           21               None
63 Penn Drive            Since 11/26/1997                         Twain House Museum, 1989
West Hartford,                                                    to present.
Connecticut
Age: 49


Richard A. Johnson       Indefinite;           Director           Retired for more than five             21               None
24 Sulgrave Road         Since 11/26/1997                         years.
West Hartford,
Connecticut
Age: 67


Patrick Kenny*           Indefinite;           Director           Senior Vice President, SS&C            21               None
33 Fulton Place          Since 03/05/2002                         Technologies,  November 1995 to
West Hartford,                                                    May  1998;  Executive  Vice
Connecticut                                                       President,  Frontier  Insurance
Age: 60                                                           Group,  Inc.,  September  1998
                                                                  to March 2001;  President and
                                                                  Chief Executive  Officer,
                                                                  International  Insurance Society,
                                                                  June 2001 to present.

OFFICERS:

James M. Hennessy        Indefinite;           President          President, Chief Executive Officer
7337 E. Doubletree       Since 05/07/2003                         and Chief Operating Officer March
Ranch Rd.                                                         2002 - Present (For the ING Funds),
Scottsdale, Arizona                                               February 2001 - March 2002 (For the
Age: 54                                                           Pilgrim  Funds),  Chief Operating
                                                                  Officer June 2000 - February 2001 (For
                                                                  the Pilgrim Funds); President and Chief
                                                                  Executive Officer, ING Capital
                                                                  Corporation, LLC, ING Funds Services,
                                                                  LLC, ING  Advisors, Inc., ING
                                                                  Investments,  LLC,  Lexington Funds
                                                                  Distributor, Inc.,  Express America
                                                                  T.C., Inc. and EAMC Liquidation Corp.
                                                                  (December 2001- Present); Executive
                                                                  Vice President and Chief Operating
                                                                  Officer and ING Funds Distributor,
                                                                  LLC (June 2000 - Present).  Formerly,
                                                                  Executive  Vice  President and Chief
                                                                  Operating  Officer, ING Quantitative
                                                                  Management,   Inc. (October 2001 -
                                                                  September 2002), Senior Executive
                                                                  Vice President (June 2000 - December
                                                                  2000) and Secretary  (April 1995 -
                                                                  December 2000), ING Capital Corporation,
                                                                  LLC, ING Funds  Services,  LLC, ING
                                                                  Investments, LLC, ING Advisors, Inc.,
                                                                  Express America T.C., Inc. and EAMC
                                                                  Liquidation Corp.; Executive Vice
                                                                  President,  ING Capital Corporation,
                                                                  LLC and its affiliates (May 1998 -
                                                                  June 2000); and Senior Vice President,
                                                                  ING Capital Corporation, LLC and its
                                                                  affiliates (April 1995 - April 1998).


Laurie M. Tillinghast    Indefinite;           Vice President     Vice President, ING Life Insurance
151 Farmington Avenue    Since 05/07/2003                         and Annuity Company, 1998 to present;
Hartford, Connecticut                                             Vice President, Aetna Retirement
Age: 50                                                           Services, Fund Strategy and Management,
                                                                  1995 to 1998. Formerly, Director and
                                                                  President, ING Partners, Inc.
                                                                  (November 1997 - May 2003).


Michael J. Roland        Indefinite;           Chief Financial    Executive Vice President, Treasurer
7337 E. Doubletree       Since 12/01/2002      Officer and        and Chief Financial Officer of ING
Ranch Road                                     Treasurer          Capital Corporation and its
Scottsdale, Arizona                                               subsidiaries, June 1998 to present;
Age: 43                                                           Chief Financial Officer, Endeavor
                                                                  Group and Endeavor Investment Advisors,
                                                                  April 1997 to June 1998.


Todd Modic               Indefinite;           Assistant          Assistant Vice President and Director
7337 E. Doubletree       Since 02/05/03        Treasurer          of Financial Reporting of ING
Ranch Road                                                        Investments, LLC, March 2001 to
Scottsdale, Arizona                                               present; Director of Financial
Age: 34                                                           Reporting, Axient Communications,
                                                                  Inc., Axient Communications, Inc.,
                                                                  May 2000 to January 2001; Director
                                                                  of Finance, Rural/Metro Corporation,
                                                                  March 1995 to May 2000.


Jeffrey J. Gaboury       Indefinite;           Assistant          Director, Reporting and Compliance,
200 Clarendon Street     Since 05/12/1999      Treasurer          Investors Bank & Trust Company,
Boston, Massachusetts                                             1996 to present.
Age: 34

Susan C. Mosher          Indefinite;           Secretary          Senior Director, Legal Administration,
200 Clarendon Street     Since 11/26/1997                         Investors Bank & Trust Company, 1995
Boston, Massachusetts                                             to present.
Age: 48

Jacqueline Salamon       Indefinite;           Assistant          Compliance Officer, ING Life
151 Farmington Avenue    Since 08/09/2002      Secretary          Insurance and Annuity Company, 1996
Hartford, Connecticut                                             to present and ING Partners, Inc.,
Age: 40                                                           1999 to present.


John M. DelPrete         Indefinite;           Assistant          Senior Associate Counsel, Legal
200 Clarendon Street     Since 08/09/2002      Secretary          Administration, Investors Bank &
Boston, Massachusetts                                             Trust Company, 1997 to present.
Age: 35

1 Each Director holds office for an indefinite term until the earliest of the election and qualification of his or her successor or the date the Director resigns or dies. The officers of the Fund are elected by the Board of Directors and, subject to the earlier termination of office, each officer holds office for the term of one year and until his or her successor is elected and qualified.

* Ewald Kist, Chairman of the Executive Board for ING Groep, N.V., ING Life Insurance and Annuity Company's ultimate parent company (through six tiers of subsidiary entities), sits on the board of directors for the International Insurance Society. Don Steward, CEO of Sun Life of Canada, ultimate parent company of Massachussetts Financial Services Company, a sub-adviser to the ING Partners, Inc. Portfolios, has held a seat on the board of directors for the International Insurance Society since July 13, 2003.

** Shaun Mathews, Senior Vice President of ING Life Insurance & Annuity Company, has held a seat on the board of directors of the Mark Twain House since September 19, 2002. ING makes non-material, charitable contributions to the Mark Twain House.

Members of the Board of Directors who are not affiliated with ILIAC or its affiliates are entitled to receive an annual retainer of $25,000 for service on the Board. In addition, each such member will receive a fee of $3,125 per meeting for each regularly scheduled Board meeting; $3,125 for each in-person Contract Committee meeting; $3,125 for each in-person Special Board meeting; and $1,875 for each in-person committee meeting, other than a Contract Committee meeting, on any day on which a regular board meeting is not scheduled. A Committee Chairperson fee of $1,875 will be paid annually to the Chairperson of each of the Valuation, Audit, Investment Review and Contract Committees. All of the above fees are to be paid proportionately by each Portfolio based on the net assets of the Portfolios as of the previous December 31.
          ___________________________________________________________


The Adviser retains overall responsibility for monitoring the investment program maintained by the Sub-adviser for compliance with applicable laws and regulations and each Portfolio's respective investment objectives. In addition, ILIAC will consult with and assist each Sub-adviser in maintaining appropriate policies, procedures and records and oversee matters relating to promotion, marketing materials and reports by such Sub-adviser to the Fund's Board of Directors. For services rendered, the Adviser pays each Sub-adviser a monthly fee as follows.

   ING Alger Growth                         .35% on first $500 million
   ING Alger Aggressive Growth              .30% on next $ 500 million
   ING Alger Capital Appreciation           .25% thereafter*

   ING American Century Small Cap Value     .80% on the first $50 million
                                            .75% on assets over $50 million**

   ING Baron Small Cap Growth               .60% on all assets

   ING UBS Tactical Asset Allocation        .50% on the first $100 million
                                            .48% on the next $150 million
                                            .43% on the next $250 million
                                            .38% over $500 million

   ING DSI Enhanced Index                   .30% on the first $100 million
                                            .25% on the next $150 million
                                            .20% over $250 million

   ING Goldman Sachs(R) Capital Growth      .45% on the first $150 million
                                            .40% on the next $200 million
                                            .35% over $350 million


   ING Goldman Sachs(R)  Core Equity        .35% on the first $150 million
                                            .30% thereafter

   ING JPMorgan Mid Cap Value               .55% on the first $50 million
                                            .50% on the next $50 million
                                            .45% on assets over $100 million

   ING JPMorgan Fleming International       .60% on the first $100 million in
    (formerly ING Scudder International       assets
    Growth)                                 .40% on the next $200 million in
                                              assets
                                            .35% on the next $200 million in
                                              assets
                                            .30% on all assets over $500 million

   ING MFS Capital Opportunities            .35% on the first $500 million of
   ING MFS Global Growth                     aggregate daily net assets under
   ING MFS Research Equity                   management
    (formerly ING MFS Research)             .30% on the next $1 billion
                                            .25% on all assets over $1.5
                                              billion ***

   ING OpCap Balanced Value                 .40% on the first $100 million
                                            .30% thereafter

   ING PIMCO Total Return                   .25% on all assets

   ING Salomon Brothers Investors Value     .43% on the first $100 million
                                            .40% on the next $100 million
                                            .35% on the next $300 million
                                            .32% on the next $250 million
                                            .30% on the next $250 million
                                            .25% over $1 billion

   ING Salomon Brothers Fundamental Value   .50% on the first $100 million
   (formerly ING Salomon Brothers Capital)  .45% on the next $100 million
                                            .40% on the next $200 million
                                            .35% over $400 million


   ING Salomon Brothers Aggressive Growth   .35% on the first $500 million in
   (formerly ING MFS Emerging Equities)      assets
                                            .30% from $500 million to $2 billion
                                             in assets
                                            .25% for all assets in excess of $2
                                             billion


   ING T. Rowe Price Growth Equity          .40% on the first $500 million of
                                             average daily net assets
                                            .35% on assets over $500 million****

   ING Van Kampen Comstock                  .425% on the first $100 million
                                            .40% on the next $150 million
                                            .375% on the next $250 million
                                            .35% on assets over $500 million



* For purposes of applying the fee schedule, assets of all ING Partners, Inc. portfolios managed by Fred Alger Management, Inc. will be combined.

** Effective July 1, 2003, American Century has agreed to voluntarily waive 10% of its sub-advisory fee for the management services provided in connection with American Century Small Cap Value. The voluntary waiver will be effective through April 30, 2004. Thereafter, American Century will determine annually whether to continue such waiver.

*** For purposes of applying the fee schedule, assets of all ING affiliated portfolios that are sub-advised by Massachusetts Financial Services Company are considered when calculating aggregate average daily net assets under management.

**** Assets of the T. Rowe Price Growth Equity Portfolio will be aggregated with the assets of a portfolio of an affiliated investment adviser of ING managed by the same sub-adviser in calculating the sub-advisory fee at the above-stated rate. The sub-adviser has voluntarily agreed to waive a portion of its sub-advisory fees for certain registered investment companies where it serves as sub-adviser. The fee reduction is 5% based on the combined asset level of the Portfolios.